Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Schedule of trade and other receivables
	December 31,	December 31,
	2019	2018
	$	$
Sales tax recoverable	2,033,535	982,663
Rent receivable	12,990	8,325
Other	23,530	—
	2,070,055	990,988